Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2021
Impairment of assets [Abstract]
Schedule of impairment charges
The Company recorded the following impairment charges:

	2019	2020	2021
Equipment	$17,886	$22,672	$—
Equipment held for sale(1)	43,880	—	—
Intellectual property and other	2,184	—	—
Total impairment charges	$63,950	$22,672	$—
(1) In the year ended December 31, 2019, the Company identified certain underutilized fabrication tools and also offered them for sale. These assets were no longer being depreciated while awaiting sale. The carrying values of these assets exceeded the recoverable values based on agreements to sell or a valuation report obtained from a third-party valuation firm.